Document and Entity Information Document	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	FEI CO
Trading Symbol	FEIC
Entity Central Index Key	0000914329
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	Yes